Investment Strategy - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.